Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Operating activities
Loss	$ (1,948,568)	$ (2,072,266)	$ (1,042,648)
Adjustments for:
Interest income	(38,016)	(26,705)	(8,323)
Interest expense - director's loans	90,000	128,096	136,959
Transaction cost - director's loans	130,256	433,044	203,057
Non-cash property payments	157,500	677,000
Gain on disposition of marketable securities		(667)	(14,806)
Changes in working capital items:
Amounts receivable and other assets	(222,021)	(46,683)	78,515
Restricted cash		(60,328)	92,213
Accounts payable and accrued liabilities	(328,134)	349,258	(7,515)
Balances due to related parties	74,056	(26,460)	(5,139)
Advanced contributions (incurred) received - net	(913,693)	1,102,714
Net cash (used in) provided by operating activities	(2,998,620)	457,003	(567,687)
Investing activities
Interest received	38,016	26,705	8,323
Proceeds from disposition of marketable securities	25,131	667	19,805
Net cash provided by investing activities	63,147	27,372	28,128
Financing activities
Net proceeds from the issuance of common shares pursuant to a private placement		2,481,300
Net proceeds from the issuance of common shares pursuant to exercise of share purchase warrants		540,000	360,000
Proceeds from director's loans			600,000
Repayment of loans payable to director		(1,000,000)	(100,000)
Interest paid on director's loans	(90,000)	(128,096)	(136,959)
Net cash (used in) provided by financing activities	(90,000)	1,893,204	723,041
Net (decrease) increase in cash	(3,025,473)	2,377,579	183,482
Cash, beginning balance	3,308,469	930,890	747,408
Cash, ending balance	282,996	3,308,469	930,890
Supplementary cash flow information:
Issuance of share purchase warrants pursuant to a loan agreement			$ 607,406